Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($)		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Numerator:
Net income attributable to Global Mofy Metaverse Limited (in Dollars)		$ 10,319,418	$ 526,662
Denominator:
—basic	[1]	27,830,578	24,254,421
Diluted effect of outstanding warrants		827,588
—diluted	[1]	28,658,166	24,254,421
Basic earnings per share (in Dollars per share)	[1]	$ 0.37	$ 0.02
Diluted earnings per share (in Dollars per share)	[1]	$ 0.36	$ 0.02

[1]	Retrospectively restated for effect of stock split and share reorganization (see Note 11).